Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Scotia Capital (USA) Inc., Deutsche Bank Securities Inc., RBC Capital Markets, LLC, and Royal Bank of Canada, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Trust 2026-CLS, Commercial Mortgage Pass-Through Certificates, Series 2026-CLS securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those

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assets or collateral securing such assets;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 22, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 22, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2026-CLS Accounting File 4.22.26.xlsx (provided on April 22, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

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•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 15, 2026 through April 22, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

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The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

April 22, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	None - Company Provided	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	SF	Underwriting File	None
19	Loan Per SF ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Loan Balance	Recalculation	None
23	Pari Passu Split (Y/N)	Loan Agreement	None
24	Mortgage Loan Rate (%)	Recalculation	None
25	Administrative Fee Rate (%)	Fee Schedule	None
26	Net Mortgage Loan Rate	Recalculation	None
27	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
28	Margin	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Assumed SOFR	None - Company Provided	None
31	SOFR Rounding Methodology	None - Company Provided	None
32	Float Rate Change Frequency (Mos)	Loan Agreement	None
33	SOFR Floor	Loan Agreement	None
34	SOFR Strike Cap	None - Company Provided	None

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	Extension Term Strike Rate	Loan Agreement	None
36	SOFR Cap Expiration	None - Company Provided	None
37	SOFR Cap Counterparty	None - Company Provided	None
38	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
40	Mortgage Loan NCF DSCR at SOFR Cap	Recalculation	None
41	SOFR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Second Extension Fee	Loan Agreement	None
47	Third Extension Fee	Loan Agreement	None
48	Fully Extended Original Term	Recalculation	None
49	Fully Extended Remaining Term	Recalculation	None
50	Fully Extended Maturity Date	Loan Agreement	None
51	Fully Extended Amortization Term	Not Applicable*	None
52	Mortgage Loan Monthly Payment ($)	Recalculation	None
53	Mortgage Loan Annual Debt Service ($)	Recalculation	None
54	Interest Accrual Method	Loan Agreement	None
55	Interest Accrual Period	Loan Agreement	None
56	Origination Date	Loan Agreement	None
57	First Due Date	Loan Agreement	None
58	Last IO Due Date	Loan Agreement	None
59	First P&I Due Date	Not Applicable*	None
60	Due Date	Loan Agreement	None
61	Grace Period- Late Fee	Loan Agreement	None
62	Grace Period- Default	Loan Agreement	None
63	Amortization Type	Loan Agreement	None
64	Original Interest-Only Period (Mos.)	Recalculation	None
65	Remaining Interest-Only Period (Mos.)	Recalculation	None
66	Original Term To Maturity (Mos.)	Recalculation	None

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
67	Remaining Term To Maturity (Mos.)	Recalculation	None
68	Original Amortization Term (Mos.)	Not Applicable*	None
69	Remaining Amortization Term (Mos.)	Not Applicable*	None
70	Seasoning	Recalculation	None
71	Maturity Date	Loan Agreement	None
72	Mortgage Loan Balloon Balance ($)	Recalculation	None
73	Lockbox	Loan Agreement	None
74	Cash Management	Loan Agreement	None
75	Cash Management Triggers	Loan Agreement	None
76	Performance Test Trigger Level	Loan Agreement	None
77	Cross-Collateralized (Y/N)	Loan Agreement	None
78	Crossed Group	Loan Agreement	None
79	Lockout Period	Loan Agreement	None
80	Lockout Expiration Date	Loan Agreement	None
81	Prepayment Begin Date	Loan Agreement	None
82	Prepayment End Date	Loan Agreement	None
83	Open Period Begin Date	Loan Agreement	None
84	Open Period (Payments)	Recalculation	None
85	Prepayment Type	Loan Agreement	None
86	Prepayment Provision	Loan Agreement	None
87	Partially Prepayable without Penalty	Loan Agreement	None
88	Partially Prepayable without Penalty Description	Loan Agreement	None
89	Partial Collateral Release Description	Loan Agreement	None
90	Yield Maintenance Index	Not Applicable*	None
91	Yield Maintenance Discount	Not Applicable*	None
92	Yield Maintenance Margin	Not Applicable*	None
93	Yield Maintenance Calculation Method	Not Applicable*	None
94	Day of Month Prepayment Permitted	Loan Agreement	None
95	Due on Sale	Loan Agreement	None
96	Due on Encumbrance	Loan Agreement	None
97	Other Subordinate Debt Balance ($)	None - Company Provided	None
98	Other Subordinate Debt Type	None - Company Provided	None
99	Future Debt Allowed?	Loan Agreement	None

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
100	Mortgage Assumable?	Loan Agreement	None
101	Assumption Fee	Loan Agreement	None
102	Appraiser Designation	Appraisal Report	None
103	Appraisal FIRREA (Y/N)	Appraisal Report	None
104	As-Is Appraisal Date	Appraisal Report	None
105	As-Is Appraised Value ($)	Appraisal Report	None
106	As-Stabilized Appraisal Date	Appraisal Report	None
107	As-Stabilized Appraised Value ($)	Appraisal Report	None
108	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
109	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
110	Single Tenant (Y/N)	Underwriting File	None
111	Engineering Report Date	Engineering Report	None
112	Environmental Phase I Report Date	Environmental Report	None
113	Environmental Phase II	Environmental Report	None
114	Environmental Phase II Report Date	Not Applicable*	None
115	PML or SEL (%)	Not Applicable*	None
116	Seismic Report Date	Not Applicable*	None
117	Earthquake Insurance Required (Y/N)	Loan Agreement	None
118	Terrorism Insurance Required (Y/N)	Loan Agreement	None
119	Environmental Insurance Required (Y/N)	Loan Agreement	None
120	Blanket Insurance Policy (Y/N)	Insurance Summary	None
121	Lien Position	Title Policy	None
122	Ownership Interest	Title Policy	None
123	Condominium Present?	Loan Agreement	None
124	Ground Lease (Y/N)	Title Policy	None
125	Annual Ground Lease Payment ($)	Not Applicable*	None
126	Ground Lease Expiration Date	Not Applicable*	None
127	Ground Lease Extension (Y/N)	Not Applicable*	None
128	# of Ground Lease Extension Options	Not Applicable*	None
129	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
130	2023 EGI Date	Underwriting File	None
131	2023 EGI ($)	Underwriting File	$1.00

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
132	2023 Expenses ($)	Underwriting File	$1.00
133	2023 NOI ($)	Underwriting File	$1.00
134	2023 NCF ($)	Underwriting File	$1.00
135	2024 EGI Date	Underwriting File	None
136	2024 EGI ($)	Underwriting File	$1.00
137	2024 Expenses ($)	Underwriting File	$1.00
138	2024 NOI ($)	Underwriting File	$1.00
139	2024 NCF ($)	Underwriting File	$1.00
140	2025 EGI Date	Underwriting File	None
141	2025 EGI ($)	Underwriting File	$1.00
142	2025 Expenses ($)	Underwriting File	$1.00
143	2025 NOI ($)	Underwriting File	$1.00
144	2025 NCF ($)	Underwriting File	$1.00
145	Most Recent Date (if past 2025)	Underwriting File	None
146	Most Recent # of months	Underwriting File	None
147	Most Recent Description	Underwriting File	None
148	Most Recent EGI (if past 2025) ($)	Underwriting File	$1.00
149	Most Recent Expenses (if past 2025) ($)	Underwriting File	$1.00
150	Most Recent NOI (if past 2025) ($)	Underwriting File	$1.00
151	Most Recent NCF (if past 2025) ($)	Underwriting File	$1.00
152	Underwritten EGI ($)	Underwriting File	$1.00
153	Underwritten Expenses ($)	Underwriting File	$1.00
154	Underwritten Net Operating Income ($)	Underwriting File	$1.00
155	Underwritten NOI DSCR (x)	Recalculation	None
156	Underwritten NOI Debt Yield	Recalculation	None
157	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
158	Underwritten TI / LC ($)	Underwriting File	$1.00
159	Underwritten Other Reserve ($)	Underwriting File	$1.00
160	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
161	Underwritten NCF DSCR (x)	Recalculation	None
162	Underwritten NCF Debt Yield	Recalculation	None
163	Occupancy (%)	Underwriting File	None
164	Occupancy Date	Underwriting File	None
165	Rent Steps Date	Underwriting File	None

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
166	Largest Tenant by UW Gross Rent	Underwriting File	None
167	Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
168	Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
169	Second Largest Tenant by UW Gross Rent	Underwriting File	None
170	Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
171	Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
172	Third Largest Tenant by UW Gross Rent	Underwriting File	None
173	Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
174	Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
175	Fourth Largest Tenant by UW Gross Rent	Underwriting File	None
176	Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
177	Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
178	Fifth Largest Tenant by UW Gross Rent	Underwriting File	None
179	Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
180	Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
181	Upfront RE Tax Reserve ($)	Loan Agreement	None
182	Ongoing RE Tax Reserve ($)	Loan Agreement	None
183	Upfront Insurance Reserve ($)	Loan Agreement	None
184	Ongoing Insurance Reserve ($)	Loan Agreement	None
185	Upfront Replacement Reserve ($)	Loan Agreement	None
186	Ongoing Replacement Reserve ($)	Loan Agreement	None
187	Replacement Reserve Caps ($)	Loan Agreement	None
188	Upfront TI/LC Reserve ($)	Loan Agreement	None
189	Ongoing TI/LC Reserve ($)	Loan Agreement	None
190	TI/LC Caps ($)	Loan Agreement	None
191	Upfront Debt Service Reserve ($)	Loan Agreement	None
192	Ongoing Debt Service Reserve ($)	Loan Agreement	None
193	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None

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BX Trust 2026-CLS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
194	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
195	Upfront Environmental Reserve ($)	Loan Agreement	None
196	Ongoing Environmental Reserve ($)	Loan Agreement	None
197	Upfront Other Reserve ($)	Loan Agreement	None
198	Ongoing Other Reserve ($)	Loan Agreement	None
199	Other Reserve Description	Loan Agreement	None
200	Letter of Credit?	Loan Agreement	None
201	Letter of Credit Balance ($)	Loan Agreement	None
202	Letter of Credit Description	Loan Agreement	None
203	Release Provisions (Y/N)	Loan Agreement	None
204	Loan Purpose	None - Company Provided	None
205	Borrower Name	Loan Agreement	None
206	Tenant In Common (Y/N)	Loan Agreement	None
207	Sponsor	Loan Agreement	None
208	Carve-out Guarantor	Guaranty Agreement	None
209	Recourse	Guaranty Agreement	None
210	Single Purpose Borrower (Y/N)	Loan Agreement	None
211	Property Manager	Management Agreement	None
212	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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BX Trust 2026-CLS	EXHIBIT B
Loan File Review Procedures

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) SF.
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	% of Initial Loan Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Original Balance ($).
24	Mortgage Loan Rate (%)	Sum of (i) Margin and (ii) Assumed SOFR.
26	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
27	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) Margin and (ii) SOFR Strike Cap.
39	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (At SOFR Cap) and (c) the Interest Accrual Method (365/360).
40	Mortgage Loan NCF DSCR at SOFR Cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
48	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
49	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
52	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
53	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
64	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
65	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
66	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
67	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
70	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
72	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
84	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
108	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
109	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).

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BX Trust 2026-CLS	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
155	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
156	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
161	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
162	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

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